Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature
Expenses by nature

6            Expenses by nature

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	737,399	1,480,826	1,643,404
Technology service fee	614,311	858,946	1,500,711
Outsourcing labor costs	131,198	276,301	300,323
Amortization of intangible assets	260,088	332,470	282,697
Business origination fee	224,405	291,883	251,988
Depreciation of property and equipment	93,939	127,386	138,531
Telecommunication expenses	78,175	85,918	107,077
Professional service fee	60,782	72,135	86,186
Purchase cost of products	9,188	46,070	74,248
Marketing and advertising fee	74,013	47,014	59,801
Travelling expenses	50,207	89,195	54,587
Impairment loss of intangible assets	—	—	23,259
Others	112,067	201,293	183,717
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	2,445,772	3,909,437	4,706,529

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Research and development costs
—Employee benefit expenses	397,488	610,063	610,564
—Technology service fee	375,085	448,902	682,222
—Amortization of intangible assets	33,082	20,311	3,812
—Depreciation of property and equipment	6,025	12,687	9,659
—Impairment loss of intangible assets	—	—	5,597
—Others	9,761	55,727	37,438
Amounts incurred	821,441	1,147,690	1,349,292

Less: capitalized
—Employee benefit expenses	(219,195)	(116,801)	(125,767)
—Technology service fee	(142,995)	(63,260)	(50,235)
—Others	(70)	(11,534)	—
	(362,260)	(191,595)	(176,002)
	459,181	956,095	1,173,290